Schedule of accruals and other payables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Payables and Accruals [Abstract]
Accruals for staff related costs	$ 389,324	$ 500,632	$ 457,286
Other payables	85,341	109,740	61,430
Total	$ 474,665	$ 610,372	$ 518,716